BUSINESS ACQUISITIONS - Impact on Company's Consolidated Earnings (Details) - USD ($) $ in Thousands	5 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Revenue (Note 21)			$ 1,158,519	$ 1,053,019	$ 898,126
Net earnings			$ 41,224	$ 46,649	$ 63,958
Polyair Acquisition
Disclosure of detailed information about business combination [line items]
Revenue (Note 21)	$ 55,505
Net earnings	$ (699)
Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Revenue (Note 21)		$ 4,708
Net earnings		$ 99